Cash and Cash Equivalents - Debt Securities, Available-for-sale, Unrealized Loss Position, Fair Value (Details) $ in Millions	Sep. 30, 2020 USD ($) instrument
Debt Securities, Available-for-sale [Line Items]
Securities in an unrealized loss position for less than twelve months | instrument	5
Total cash equivalents	$ 100.0
Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Total cash equivalents	17.6
Money market mutual funds
Debt Securities, Available-for-sale [Line Items]
Total cash equivalents	82.4
Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Less Than Twelve Months	17.6
More Than Twelve Months	$ 0.0